UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    President
Phone:    (212) 271-5576

Signature, Place and Date of Signing:


/s/ Sy Jacobs                       New York, NY            February 14, 2006
-------------                 ------------------            -----------------
 [Signature]                       [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $129,954
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-                           JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, L.L.C.
                                                          December 31, 2005
                                               CUSIP      VALUE    SHR/PRN  SH  PUT    INVSTMT          OTHER
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    (X1000)   AMOUNT   PRN CALL   DISCRTN          MGRS  SOLE  SHARED    OTHER
--------------                 --------------  ------    -------   ------   --- ----   -------          ----  ----  ------    -----
AMERICAN BANCORP N J INC       COM             02407E104    3,510    353,810 SH         SHARED-DEFINED  1             353,810
ANWORTH MORTGAGE ASSET CP      COM             037347101    8,520  1,167,100 SH         SHARED-DEFINED  1           1,167,100
BANCORP INC DEL                COM             05969A105    7,658    450,498 SH         SHARED-DEFINED  1             450,498
BANKFINANCIAL CORP             COM             06643P104      382     26,000 SH         SHARED-DEFINED  1              26,000
BIMINI MTG MGMT INC            COM             09031E400    2,234    246,800 SH         SHARED-DEFINED  1             246,800
BROADWAY FINL CORP DEL         COM             111444105      640     58,448 SH         SHARED-DEFINED  1              58,448
CAPSTEAD MTG CORP              COM NO PAR      14067E506    2,275    391,600 SH         SHARED-DEFINED  1             391,600
CENTENNIAL BK HLDGS INC DEL    COM             151345303    4,628    374,100 SH         SHARED-DEFINED  1             374,100
CENTRAL BANCORP INC MASS       COM             152418109    1,961     70,158 SH         SHARED-DEFINED  1              70,158
CENTURY BANCORP INC            CL A NON VTG    156432106    6,147    210,000 SH         SHARED-DEFINED  1             210,000
CERES GROUP INC                COM             156772105    1,781    344,429 SH         SHARED-DEFINED  1             344,429
CITIGROUP INC                  COM             172967101    2,427     50,000 SH         SHARED-DEFINED  1              50,000
COUNTRYWIDE FINANCIAL CORP     COM             222372104    7,522    220,000 SH         SHARED-DEFINED  1             220,000
CRIIMI MAE INC                 PFD B CONV $25  226603207      815     32,200 SH         SHARED-DEFINED  1              32,200
FEDFIRST FINL CORP             COM             31429X105    1,833    206,152 SH         SHARED-DEFINED  1             206,152
GOLD BANC CORP INC             COM             379907108    5,302    291,000 SH         SHARED-DEFINED  1             291,000
INVESTORS BANCORP INC          COM             46146P102    1,929    174,900 SH         SHARED-DEFINED  1             174,900
LUMINENT MTG CAP INC           COM             550278303    4,806    640,000 SH         SHARED-DEFINED  1             640,000
MARTEN TRANS LTD               COM             573075108    3,143    172,500 SH         SHARED-DEFINED  1             172,500
MFA MTG INVTS INC              COM             55272X102    5,273    925,000 SH         SHARED-DEFINED  1             925,000
NETBANK INC                    COM             640933107    2,708    375,000 SH         SHARED-DEFINED  1             375,000
NICHOLAS FINANCIAL INC         COM             65373J209    3,147    299,414 SH         SHARED-DEFINED  1             299,414
NORTH FORK BANCORPORATION NY   COM             659424105    4,514    165,000 SH         SHARED-DEFINED  1             165,000
NORTH VALLEY BANCORP           COM             66304M105    2,491    139,766 SH         SHARED-DEFINED  1             139,766
ORIGEN FINL INC                COM             68619E208    2,795    392,500 SH         SHARED-DEFINED  1             392,500
PMI GROUP INC                  COM             69344M101    1,848     45,000 SH         SHARED-DEFINED  1              45,000
PROVIDENT FINL HLDGS INC       COM             743868101    3,800    144,493 SH         SHARED-DEFINED  1             144,493
REPUBLIC FIRST BANCORP INC     COM             760416107    1,173     89,227 SH         SHARED-DEFINED  1              89,227
SCOTISH RE GROUP LTD           ORD             G7885T104    4,159    169,400 SH         SHARED-DEFINED  1             169,400
SCS TRANSPORTATION INC         COM             81111T102      638     30,000 SH         SHARED-DEFINED  1              30,000
SOVEREIGN BANCORP INC          COM             845905108    5,148    238,100 SH         SHARED-DEFINED  1             238,100
SPECIALTY UNDERWRITERS ALLIA   COM             84751T309    3,151    511,446 SH         SHARED-DEFINED  1             511,446
STATE NATIONAL BANCSHARES INC  COM             857124101    4,860    182,041 SH         SHARED-DEFINED  1             182,041
UNIONBANCAL CORP               COM             908906100    4,192     61,000 SH         SHARED-DEFINED  1              61,000
WACHOVIA CORP 2ND NEW          COM             929903102    5,815    110,000 SH         SHARED-DEFINED  1             110,000
WILLIS GROUP HOLDINGS LTD      SHS             G96655108    1,895     51,300 SH         SHARED-DEFINED  1              51,300
WILLIS LEASE FINANCE CORP      COM             970646105    4,834    593,144 SH         SHARED-DEFINED  1             593,144

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